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                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND




                         1235 WESTLAKES DRIVE, SUITE 330
                                BERWYN, PA 19312
                                 (610) 296-1400










                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2001

                         CHARTWELL SMALL CAP VALUE FUND

Dear Shareholder:

The period ended February 28, 2001 continued to provide strong absolute returns for small cap value stocks and superior returns relative to growth stocks and large cap stocks. Technology stocks continued their decline leading the NASDAQ composite index to a -48.84% return. Investors responded by bidding up more economic and interest sensitive sectors such as consumer cyclical and staples, financial services, health care and utilities. Your portfolio returned 10.00% in this period versus the Russell 2000 Value index return of 10.31%.

Investments in the consumer cyclical, consumer staples and financial services sectors contributed to our performance this period. D. R. Horton, Borg Warner and Dal-Tile International (consumer cyclicals), Alberto-Culver (consumer staples) and Southwest Bancorporation, Financial Federal, and Microfinancial (financials) were some of the outstanding stocks. West Marine and Shopko Stores (consumer services) were two of our weakest stocks.

We continue to adhere to the same investment disciplines of focusing on stocks at the lower end of their historical valuation range, critically evaluating the business fundamentals of our companies for improving prospects and looking for catalysts that will lead the market to value the stocks at a higher level. Despite the strong performance of your portfolio over the past year, we still feel our stocks are inexpensively valued. We continue to believe that small cap value-oriented stocks have more upside potential.

/s/ David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner and Portfolio Manager

                         CHARTWELL LARGE CAP VALUE FUND

Dear Shareholder:

The market and economic environment continued to be difficult during the first 6 months of the fiscal year which ended February 28, 2001. The Chartwell Large Cap Value Fund returned +3.73% vs +2.03% for the Russell 1000 Value. The Standard and Poors 500 Index was down -17.84%.

Economic slowdown has been precipitated by Federal Reserve tightening action commencing June 1999 and ending in the spring of 2000. As a consequence, concerns of an overheated economy and wealth effects of elevated securities prices have melted into the possibility of recession and the markets groping to find a bottom. The FED maintained a neutral position until January of 2001, when an aggressive easing program began. This should continue into the summer and possibly further. Normally, the effects of such easing are reflected in increased economic activity with a lag of 6-9 months.

In this environment the growth sector of the market, led by technology, is continuing to adjust to lowered expectations. The value sector should begin to anticipate the recovery mentioned above. We feel your portfolio is positioned to take advantage of these trends. At the current time, we remain committed to a very balanced approach to investing. We are selectively increasing exposure to undervalued technology and consumer cyclical stocks, while maintaining a large exposure to the stable growers until the profit trough becomes more evident. We will be gradually reducing weightings in some utility, energy and financial stocks on valuation grounds.

/s/ Kevin A. Melich, CFA                /s/ Terry F. Bovarnick, CFA

Mr. Kevin A. Melich, CFA                Ms. Terry F. Bovarnick, CFA
Managing Partner and                    Managing Partner and
Portfolio Manager                       Portfolio Manager

This information is authorized for use when preceded or accompanied by a current prospectus for the Funds. Performance figures of the Funds and indices referenced represent past performance and are not indicative of future performance. Fund Share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

                         CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS AT FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 97.93%                                   Market Value
--------------------------------------------------------------------------------

            BASIC INDUSTRY: 17.58%
     940    AptarGroup, Inc.....................................    $    26,978
   1,340    Arch Chemicals, Inc.................................         26,733
     420    Bemis Company, Inc..................................         14,288
   1,090    CLARCOR, Inc........................................         26,705
   1,610    Cytec Industries, Inc.*.............................         54,016
   2,100    Elcor Corp..........................................         35,889
     800    H.B. Fuller Co......................................         33,100
   1,310    Kaydon Corp.........................................         33,261
     600    Minerals Technologies Inc...........................         22,686
   2,600    Nova Chemicals Corp.................................         50,622
   3,200    Packaging Corporation of America*...................         46,400
     560    Teekay Shipping Corp................................         23,072
   2,200    U.S. Aggregates, Inc................................         18,150
   1,310    USFreightways Corp..................................         41,756
                                                                    -----------
                                                                        453,656
                                                                    -----------
            BUSINESS SERVICES: 2.07%
   2,440    MSC Industrial Direct Co.*..........................         40,162
     700    Nova Corp.*.........................................         13,307
                                                                    -----------
                                                                         53,469
                                                                    -----------
            CAPITAL SPENDING: 5.31%
   1,310    APW Ltd.*...........................................         37,387
   1,920    Gardner Denver, Inc.*...............................         36,979
   1,450    Regal-Beloit Corp...................................         26,390
   1,410    Stewart & Stevenson Services, Inc...................         36,308
                                                                    -----------
                                                                        137,064
                                                                    -----------
            CONSUMER CYCLICAL: 6.92%
   1,700    ArvinMeritor, Inc...................................         26,095
     890    Borg-Warner Automotive, Inc.........................         38,893
   2,082    D.R. Horton, Inc....................................         47,470
   4,130    Dal-Tile International, Inc.*.......................         66,080
                                                                    -----------
                                                                        178,538
                                                                    -----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            CONSUMER SERVICES: 8.14%
   1,100    Applebee's  International,  Inc.....................    $    33,688
   1,510    Jack in the Box, Inc.*..............................         45,028
   2,020    Pier 1 Imports, Inc.................................         26,260
   1,300    Speedway Motorsports, Inc.*.........................         30,615
   3,170    Station Casinos, Inc................................         42,288
   1,221    The Men's Wearhouse, Inc.*..........................         32,112
                                                                    -----------
                                                                        209,991
                                                                    -----------
            CONSUMER STAPLES: 3.86%
     520    Alberto-Culver Co., Class B.........................         20,831
     530    Constellation Brands, Inc.*.........................         33,841
   1,760    Corn Products International, Inc....................         44,704
                                                                    -----------
                                                                         99,376
                                                                    -----------
            ENERGY:  6.90%
   2,100    Cal Dive International, Inc.........................         57,356
   1,070    Lone Star Technologies, Inc.*.......................         47,604
     660    Louis Dreyfus Natural Gas Corp.*....................         23,866
   1,160    Precision Drilling Corp.*...........................         49,184
                                                                    -----------
                                                                        178,010
                                                                    -----------
            FINANCIAL SERVICES: 15.71%
     940    AmeriCredit Corp.*..................................         32,129
   1,960    Community First Bankshares, Inc.....................         39,323
   1,110    Cullen/Frost Bankers, Inc...........................         39,805
   1,630    Financial Federal Corp.*............................         48,248
   2,004    Hudson United Bancorp...............................         44,950
   1,690    MicroFinancial, Inc.................................         21,801
   1,050    Mobile Mini, Inc.*..................................         24,938
   1,700    Mutual Risk Management Ltd..........................         19,295
     710    Radian Group, Inc...................................         43,914
   1,200    Trenwick Group Ltd..................................         26,352
   1,000    Webster Financial Corp..............................         28,438
     610    Wilmington Trust Corp...............................         36,234
                                                                    -----------
                                                                        405,425
                                                                    -----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            HEALTHCARE: 5.91%
   1,040    Cambrex Corporation.................................    $    43,378
   1,260    Edwards Lifesciences Corp.*.........................         26,397
   1,040    ICU Medical, Inc.*..................................         31,330
   1,940    Renal Care Group, Inc.*.............................         51,289
                                                                    -----------
                                                                        152,394
                                                                    -----------
            REITS: 9.64%
   1,520    Alexandria Real Estate Equities, Inc................         57,714
   1,235    Arden Realty, Inc...................................         29,455
     900    BRE Properties, Inc.................................         26,352
   1,520    Home Properties of New York, Inc....................         40,964
   1,850    PS Business Parks, Inc..............................         50,413
   1,550    SL Green Realty Corp................................         43,524
                                                                    -----------
                                                                        248,422
                                                                    -----------
            TECHNOLOGY: 9.60%
   2,300    Asyst Technologies, Inc.............................         30,906
   1,400    Benchmark Electronics, Inc.*........................         39,060
   1,300    CTS Corp............................................         44,460
   1,000    Electronics for Imaging, Inc.*......................         24,438
   4,000    General Semiconductor, Inc.*........................         35,800
   1,600    Kent Electronics Corp.*.............................         25,600
   2,160    The Reynolds & Reynolds Co..........................         47,477
                                                                    -----------
                                                                        247,741
                                                                    -----------
            UTILITIES: 6.29%
   1,640    ALLETE..............................................         38,540
   1,780    MDU Resources Group, Inc............................         50,374
   1,500    OGE Energy Corp.....................................         34,830
   1,700    Vectren Corp........................................         38,658
                                                                    -----------
                                                                        162,402
                                                                    -----------
            Total Common Stocks (Cost $2,293,034)...............      2,526,487
                                                                    -----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Principal
  Amount    SHORT-TERM INVESTMENTS: 2.48%                           Market Value
--------------------------------------------------------------------------------

$ 63,907    Firstar Stellar Treasury Fund (Cost $63,907)........    $    63,907
                                                                    -----------
            Total Investments in Securities
              (Cost $2,356,941+): 100.40%.......................      2,590,394
            Liabilities in excess of
              Other Assets: (0.40%).............................        (10,415)
                                                                    -----------

            Net Assets: 100.00%.................................    $ 2,579,979
                                                                    ===========

* Non-income producing security.
+ Gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation.......................    $   297,272
            Gross unrealized depreciation.......................        (63,819)
                                                                    -----------
                 Net unrealized appreciation....................    $   233,453
                                                                    ===========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS AT FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 96.89%                                   Market Value
--------------------------------------------------------------------------------

            BASIC INDUSTRY: 1.03%
   6,330    Alcoa, Inc..........................................    $   226,361
                                                                    -----------
            CAPITAL GOODS: 6.13%
  11,990    General Electric Co.................................        557,535
   7,250    Honeywell, Inc......................................        338,648
   3,945    Minnesota Mining and Manufacturing Co...............        444,799
                                                                    -----------
                                                                      1,340,981
                                                                    -----------
            CONSUMER CYCLICAL: 8.42%
   7,040    Dow Jones & Company, Inc............................        433,664
  16,185    Starwood Hotels & Resorts Worldwide, Inc............        564,857
  10,140    The Black & Decker Corp.............................        420,911
  24,000    The Limited, Inc....................................        423,600
                                                                    -----------
                                                                      1,843,032
                                                                    -----------
            CONSUMER STAPLES: 11.90%
   5,265    Anheuser-Busch Companies, Inc.......................        230,081
   1,775    Avon Products, Inc..................................         75,367
   4,625    Hershey Foods Corp..................................        296,416
   7,810    Kimberly-Clark Corp.................................        558,415
  15,885    Philip Morris Companies, Inc........................        765,339
  11,535    The McGraw-Hill Companies, Inc......................        680,104
                                                                    -----------
                                                                      2,605,721
                                                                    -----------
            ENERGY: 17.15%
   8,070    Baker Hughes, Inc...................................        316,344
  12,225    Constellation Energy Corp...........................        522,008
   8,979    El Paso Energy Corp.................................        631,224
   5,630    Exelon  Corp........................................        368,033
   7,017    Exxon Mobil Corp....................................        568,728
  11,085    Halliburton Co......................................        441,405
   4,695    Kerr-McGee Corp.....................................        303,485
  14,415    The Williams Companies, Inc.........................        601,106
                                                                    -----------
                                                                      3,752,331
                                                                    -----------

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            FINANCIAL: 17.43%
  17,970    Citigroup, Inc......................................    $   883,765
   5,099    Fleet Boston Corp...................................        210,334
  11,350    Household International, Inc........................        657,392
  15,305    MBNA Corp...........................................        503,228
   1,595    Morgan Stanley Dean Witter & Co.....................        103,882
   5,895    Nationwide Financial Services, Inc..................        244,053
   7,665    Summit Bancorp......................................        321,930
   6,570    T. Rowe Price Group, Inc............................        234,467
  14,674    U.S. Bancorp........................................        340,437
   6,395    Wells Fargo & Company...............................        317,448
                                                                    -----------
                                                                      3,816,936
                                                                    -----------
            HEALTHCARE: 10.03%
  11,800    American Home Products Corp.........................        728,886
   6,355    Baxter International, Inc...........................        585,232
   8,065    Bristol-Myers Squibb Co.............................        511,402
   9,215    Schering-Plough Corp................................        370,904
                                                                    -----------
                                                                      2,196,423
                                                                    -----------
            INSURANCE/OTHER: 13.82%
   8,975    ACE Ltd.............................................        328,485
   6,670    American General Corp...............................        508,521
  12,180    Freddie Mac.........................................        802,053
   8,290    J.P. Morgan Chase & Co..............................        386,811
   4,835    Marsh & McLennan Companies, Inc.....................        517,345
   7,540    The Hartford Financial Services Group, Inc..........        481,429
                                                                    -----------
                                                                      3,024,644
                                                                    -----------
            TECHNOLOGY: 4.03%
   1,355    Agilent Technologies, Inc...........................         48,780
   5,940    Electronic Data Systems Corp........................        379,150
   7,605    Flextronics International Ltd.......................        201,533
   3,460    Hewlett-Packard Co..................................         99,821
   9,485    LSI Logic Corp.*....................................        152,803
                                                                    -----------
                                                                        882,087
                                                                    -----------

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            TELECOMMUNICATIONS: 2.75%
   3,215    ALLTEL Corp.........................................    $   172,646
   5,170    BellSouth Corp......................................        216,933
   4,415    SBC Communications, Inc.............................        210,596
                                                                    -----------
                                                                        600,174
                                                                    -----------
            UTILITIES: 4.20%
   4,520    Dominion Resources, Inc.............................        296,331
   2,400    FPL Group...........................................        156,120
   9,455    Verizon Corp........................................        468,023
                                                                    -----------
                                                                        920,474
                                                                    -----------
            Total Common Stocks (Cost $20,614,563)..............    $21,209,164
                                                                    -----------

Principal
  Amount    SHORT-TERM INVESTMENTS: 3.47%                           Market Value
--------------------------------------------------------------------------------

$760,064    Firstar Stellar Treasury Fund
              (Cost $760,064)...................................        760,064
                                                                    -----------
            Total Investments in Securities
              (Cost $21,374,627+): 100.36%......................     21,969,228
            Liabilities in excess of
              Other Assets: (0.36%).............................        (78,969)
                                                                    -----------
            Net Assets: 100.00%.................................    $21,890,259
                                                                    ===========

* Non-income producing security.
+ Gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation.......................    $ 1,081,542
            Gross unrealized depreciation.......................       (486,940)
                                                                    -----------
                 Net unrealized appreciation....................    $   594,602
                                                                    ===========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF ASSETS AND LIABILITIES AT FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     SMALL CAP       LARGE CAP
                                                    VALUE FUND      VALUE FUND
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (identified cost $2,356,941 and
    $21,374,627, respectively)..................    $ 2,590,394     $21,969,228
  Receivables:
    Due From Advisor............................          5,304               0
    Dividends and interest......................          3,013          36,981
    Fund shares sold............................              0             225
    Securities sold.............................              0         441,757
  Prepaid expenses .............................            253           4,988
                                                    -----------     -----------
        Total assets............................      2,598,964      22,453,179
                                                    -----------     -----------
LIABILITIES
  Payables:
    Due to administrator........................          2,301           4,777
    Due to advisor..............................              0           2,120
    Investment securities purchased.............              0         548,808
  Accrued expenses..............................         16,684           7,215
                                                    -----------     -----------
        Total liabilities.......................         18,985         562,920
                                                    -----------     -----------
NET ASSETS......................................    $ 2,579,979     $21,890,259
                                                    ===========     ===========
Netasset value and redemption price per share
 [$2,579,979/192,626 and $21,890,259/1,995,248
 shares outstanding; unlimited number of shares
 (par value $0.01) authorized]..................    $     13.39     $     10.97
                                                    ===========     ===========
COMPONENTS OF NET ASSETS
  Paid-in capital...............................    $ 2,127,373     $21,257,857
  Undistributed net investment income...........         11,085          86,061
  Accumulated net realized gain (loss)
    on investments..............................        192,573         (48,261)
  Net unrealized appreciation
    on investments .............................        248,948         594,602
                                                    -----------     -----------
        Net assets..............................    $ 2,579,979     $21,890,259
                                                    ===========     ===========

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       SMALL CAP      LARGE CAP
                                                      VALUE FUND     VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends (Net of foreign tax on dividends of
     $0 and $101, respectively)....................    $  15,686      $ 122,709
    Interest ......................................        2,648         16,834
                                                       ---------      ---------
       Total income................................       18,334        139,543
                                                       ---------      ---------
  Expenses
    Administration fees (Note 3)...................       14,877         17,353
    Professional fees..............................       10,911         10,911
    Advisory fees (Note 3).........................        8,152         35,526
    Fund accounting fee............................        6,943         10,154
    Transfer agent fees............................        6,447          6,447
    Custodian fees.................................        3,571          4,959
    Trustees' fees.................................        2,132          2,132
    Other .........................................        1,240          1,240
    Reports to shareholders........................          992            992
    Insurance fees.................................          749            749
    Registration fees..............................          559            559
                                                       ---------      ---------
      Total expenses...............................       56,573         91,022
      Less: advisory fee waiver and
        absorption (Note 3)........................      (45,330)       (37,564)
                                                       ---------      ---------
      Net expenses.................................       11,243         53,458
                                                       ---------      ---------
        Net investment income......................        7,091         86,085
                                                       ---------      ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions.....      137,064         20,654
  Net change in unrealized appreciation on
   investments.....................................       70,832        321,695
                                                       ---------      ---------
    Net realized and unrealized gain
      on investments...............................      207,896        342,349
                                                       ---------      ---------
        Net Increase in Net Assets
          Resulting from Operations................    $ 214,987      $ 428,434
                                                       =========      =========

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                   Sept. 1, 2000   Oct. 1, 1999*
                                                      through         through
                                                  Feb. 28, 2001#   Aug. 31, 2000
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
  Net investment income........................    $     7,091      $     3,837
  Net realized gain from security transactions         137,064           55,508
  Net change in unrealized appreciation
    on investments.............................         70,832          162,621
                                                   -----------      -----------
      NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS .......................        214,987          221,966
                                                   -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................         (7,779)          (1,213)
  Net realized gain of securities
    transactions...............................        (95,767)              --
                                                   -----------      -----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS
        TO SHAREHOLDERS .......................       (103,546)          (1,213)
                                                   -----------      -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)......      1,083,393        1,164,392
                                                   -----------      -----------
   TOTAL INCREASE IN NET ASSETS ...............      1,194,834        1,385,145

NET ASSETS
Beginning of period............................      1,385,145                0
                                                   -----------      -----------
END OF PERIOD .................................    $ 2,579,979      $ 1,385,145
                                                   ===========      ===========

(a) A summary of share transactions is as follows:

                                   Six Months Ended         Oct. 1, 1999* to
                                    Feb. 28, 2001#           Aug. 31, 2000
                                 ---------------------    ---------------------
                                             Paid in                  Paid in
                                 Shares      Capital      Shares      Capital
                                 -------    ----------    -------    ----------
Shares sold ..................    78,191    $1,005,170    135,438    $1,429,985
Shares issued in reinvestment
  of distributions............     5,826        78,235         --            --
Shares redeemed...............        (1)          (12)   (26,828)     (265,593)
                                 -------    ----------    -------    ----------
Net increase..................    84,016    $1,083,393    108,610    $1,164,392
                                 =======    ==========    =======    ==========

* Commencement of operations.
# Unaudited.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                   Six Months      Oct. 1, 1999*
                                                      Ended           through
                                                  Feb. 28, 2001#   Aug. 31, 2000
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
  Net investment income........................    $    86,085      $    66,932
  Net realized gain / (loss) from security
    transactions ..............................         20,654          (18,777)
  Net change in unrealized appreciation
    on investments.............................        321,695          272,907
                                                   -----------      -----------
      NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS .......................        428,434          321,062
                                                   -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .......................        (64,746)          (2,242)
  Net realized gain of securities transactions         (50,138)              --
                                                   -----------      -----------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS ..............................       (114,884)          (2,242)
                                                   -----------      -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from net
    change in outstanding shares (a)...........     12,681,058        8,576,831
                                                   -----------      -----------
  TOTAL INCREASE IN NET ASSETS ................     12,994,608        8,895,651

NET ASSETS
Beginning of period............................      8,895,651                0
                                                   -----------      -----------
END OF PERIOD .................................    $21,890,259      $ 8,895,651
                                                   ===========      ===========

(a) A summary of share transactions is as follows:

                                   Six Months Ended         Oct. 1, 1999* to
                                    Feb. 28, 2001#           Feb. 29, 2000#
                               -----------------------   ----------------------
                                             Paid in                  Paid in
                                Shares       Capital      Shares      Capital
                               ---------   -----------   --------    ----------
Shares sold ................   1,153,897   $12,625,876    958,809    $9,764,051
Shares issued in
  reinvestment of
  distributions.............      10,221       114,884
Shares redeemed.............      (5,522)      (59,702)  (122,157)   (1,187,220)
                               ---------   -----------   --------    ----------
Net increase................   1,158,596   $12,681,058    836,652    $8,576,831
                               =========   ===========   ========    ==========

* Commencement of operations.
# Unaudited.

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                  Six Months       Oct. 1, 1999*
                                                     Ended            through
                                                 Feb. 28, 2001#    Aug. 31, 2000
--------------------------------------------------------------------------------

Net asset value, beginning of period.............    $12.75            $10.00
                                                     ------            ------
Income from investment operations:
  Net investment income..........................      0.09              0.03
  Net realized and unrealized gain on
    investments..................................      1.19              2.72
                                                     ------            ------
Total from investment operations.................      1.28              2.75
                                                     ------            ------
Less distributions:
  From net investment income.....................     (0.05)               --
  From net capital gains.........................     (0.59)               --
                                                     ------            ------
Total distributions..............................     (0.64)               --
                                                     ------            ------
Net asset value, end of period...................    $13.39            $12.75
                                                     ======            ======

Total return.....................................     10.00%+           27.82%+

Ratios/supplemental data:
Net assets, end of period (thousands)............    $2,580            $1,385

Ratio of expenses to average net assets:
  Before expense reimbursement...................      5.54%**          15.23%**
  After expense reimbursement....................      1.10%**           1.11%**

Ratio of net investment income to average net assets
  After expense reimbursement....................      0.69%**           0.48%**

Portfolio turnover rate..........................     36.50%            68.42%

*  Commencement of operations.
** Annualized.
+  Not Annualized.
#  Unaudited.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                  Six Months       Oct. 1, 1999*
                                                     Ended            through
                                                 Feb. 28, 2001#    Aug. 31, 2000
--------------------------------------------------------------------------------

Net asset value, beginning of period.............   $ 10.63           $ 10.00
                                                    -------           -------
Income from investment operations:
  Net investment income..........................      0.07              0.11
  Net realized and unrealized gain
    on investments...............................      0.33              0.55
                                                    -------           -------
Total from investment operations.................      0.40              0.66
                                                    -------           -------
Less distributions:
  From net investment income.....................     (0.03)            (0.03)
  From net capital gains.........................     (0.03)               --
                                                    -------           -------
Total distributions..............................     (0.06)            (0.03)
                                                    -------           -------

Net asset value, end of period...................   $ 10.97           $ 10.63
                                                    =======           =======

TOTAL RETURN.....................................      3.73%+            6.61%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)............   $21,890           $ 8,896

Ratio of expenses to average net assets:
  Before expense reimbursement...................      1.27%**           2.89%**
  After expense reimbursement....................      0.75%**           0.75%**

Ratio of net investment loss to average net assets
  After expense reimbursement....................      1.21%**           1.38%**

Portfolio turnover rate..........................     71.23%           169.14%

*  Commencement of operations.
** Annualized.
+  Not Annualized.
#  Unaudited.


See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Fund's investment objective is growth of capital, with a secondary objective to provide current income. The Fund began operations on October 1, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended February 28, 2001, Chartwell Investment Partners (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Value Fund and 0.80% based upon the average daily net assets of the Chartwell Small Cap Value Fund. For the six months ended February 28, 2001, the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund incurred $35,526 and $8,152, respectively, in Advisory Fees.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 0.75% of average net assets (the "expense cap") for the Chartwell Large Cap Value Fund and 1.10% of average net assets (the "expense cap") for the Chartwell Small Cap Value Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the six months ended February 28, 2001, the Advisor reduced its fees and absorbed Fund expenses in the amount of $37,564 for the Chartwell Large Cap Value Fund and $45,330 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the six months ended February 28, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Value Fund were $22,835,317 and $10,486,220, respectively.

     For the six months ended February 28, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $1,705,139 and $720,283, respectively.

                                     ADVISOR
                          Chartwell Investment Partners
                              1235 Westlakes Drive
                                    Suite 330
                                Berwyn, PA 19312

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018

                                 TRANSFER AGENT
                             ICA Fund Services Corp.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202

                                    AUDITORS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

                                  LEGAL COUNSEL
                             Morgan, Lewis & Bockius
                                1800 M Street, NW
                              Washington, DC 20036

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.